BUSINESS ACQUISITION (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 14, 2022	Dec. 31, 2023	Dec. 31, 2022	Feb. 13, 2022
Business Acquisition [Line Items]
Amortization of intangible assets			$ 758,333
Impairment of goodwill and intangible assets charge			$ 4,262,683
VNUE Acquisition [Member]
Business Acquisition [Line Items]
Number of shares acquisition	135,000,000
Fair value consideration paid to goodwill				$ 10,400,000
Fair value consideration paid to intangible assets				$ 2,600,000